Property, Plant and Equipment - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) $ / bbl $ / MMBTU project	Dec. 31, 2018 USD ($) $ / bbl $ / MMBTU	Dec. 31, 2017 USD ($)
Disclosure of detailed information about property, plant and equipment [Line Items]
Carrying amount of assets under construction	$ 27,779	$ 33,451
Carrying amount of assets classified as held for sale	1,401	705
Carrying amount of exploration and production assets	14,355	15,860
Pre-tax depreciation charge increment if no alternative reserve base was applied	77	1,003	$ 5,558
Contractual commitments for purchase of property, plant and equipment	$ 5,519	$ 4,783
Nominal pre-tax discount rate	6.00%	6.00%	6.00%
Exploration drilling costs capitalised	$ 284
Number of projects where drilling activities were underway | project	5
Projects awaiting development concepts	$ 4,109
Number of projects awaiting further development concepts | project	55
Brent $ per barrel
Disclosure of detailed information about property, plant and equipment [Line Items]
Commodity price after 2021/2022 | $ / bbl	60	70
Henry Hub $/MMBtu
Disclosure of detailed information about property, plant and equipment [Line Items]
Commodity price after 2021/2022 | $ / MMBTU	3.00	3.50
Exploration and production
Disclosure of detailed information about property, plant and equipment [Line Items]
Carrying amount of asset for which an alternative reserves base was applied in the calculation of depreciation charge	$ 173	$ 5,838
Caesar-Tonga asset
Disclosure of detailed information about property, plant and equipment [Line Items]
Percentage of non operated interest sold	22.45%
Danish Underground Consortium
Disclosure of detailed information about property, plant and equipment [Line Items]
Proportion of ownership interest in joint venture sold	36.80%
SASREF
Disclosure of detailed information about property, plant and equipment [Line Items]
Proportion of ownership interest in joint venture sold	50.00%